Property, plant and equipment - Other Disclosures (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	£ 128,000,000	£ 109,000,000	£ 112,000,000
Increase (decrease) through transfers, property, plant and equipment	45,000,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	287,000,000	868,000,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	(242,000,000)	(790,000,000)
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	16,000,000	22,000,000
Land and buildings | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	(10,000,000)	(42,000,000)
Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	253,000,000	289,000,000
Additions to recognised finance lease as assets	58,000,000	98,000,000
Motor vehicles and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	34,000,000	204,000,000
Motor vehicles and office equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	£ (33,000,000)	(203,000,000)
Bottom of range | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	0 years
Bottom of range | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	0 years
Bottom of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	15 years
Bottom of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	29 years
Bottom of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	20 years
Bottom of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	5 years
Bottom of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	10 years
Bottom of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	5 years
Bottom of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	7 years
Top of range | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	101 years
Top of range | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	29 years
Top of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	100 years
Top of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	75 years
Top of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	93 years
Top of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	60 years
Top of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	95 years
Top of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	65 years
Top of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	65 years
Property Plant and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	£ 1,861,000,000	1,749,000,000
Trade and other payables
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	85,000,000	89,000,000
Non-current liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	844,000,000	£ 839,000,000
KeySpan
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	0
KeySpan | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	334,000,000
KeySpan | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	£ 334,000,000